Suppliers	12 Months Ended
Dec. 31, 2024
Suppliers
Suppliers

18.             SUPPLIERS

	Dec. 31, 2024	Dec. 31, 2023
Energy purchased for resale	1,176	1,250
Energy on spot market – CCEE	199	135
Charges for use of energy network	240	246
Itaipu Binacional	210	240
Gas purchased for resale	216	204
Materials and services	911	942
	2,952	3,017

The exposure of the Company and its subsidiaries to exchange rate and liquidity risks related to suppliers is disclosed in note 30.